Stock Based Compensation (Summary of Aggregate Non-Vested Shares) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Non-Vested Shares
Number of non-vested shares, beginning of period	435,182	206,310
Granted	435,353	1,382,538
Forfeited	0	(365,871)
Vested	716,941	787,795
Number of non-vested shares, end of period	153,594	435,182
Exercisable, end of period	1,616,483	1,147,909
Number of non-vested shares outstanding, end of period	1,770,437	1,583,091	566,424
Weighted Average fair Value at Grant Date
Weighted average fair value at grant date, beginning of period	$ 1.66	$ 1.07
Granted	$ 0.43	$ 2.10
Forfeited	$ 0	$ 1.76
Vested	$ 1.12	$ 1.61
Weighted average fair value at grant date, end of period	$ 0.32	$ 1.66
Weighted average fair value at grant date exercisable, end of period	$ 1.14	$ 1.30
Weighted average fair value at grant date outstanding, end of period	$ 1.15	$ 1.40
Non-vested shares Intrinsic Value Opening Balance	$ 1.10	$ 2.31
Granted	$ 0.23	$ 0.45
Forfeited	$ 0	$ 0.79
Vested	$ 0.62	$ 0.94
Non-vested shares Intrinsic Value Ending Balance	$ 0.65	$ 1.10
Exercisable	$ 1.28
Outstanding	$ 1.15